SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended				116 Months Ended	124 Months Ended	125 Months Ended	126 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended	116 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Aug. 13, 2012	Sep. 30, 2012	Nov. 05, 2012	Mar. 28, 2012	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2008 Patents [Member]	Dec. 31, 2011 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member]	Mar. 28, 2012 First Advance [Member]	Dec. 31, 2011 First Advance [Member]	Sep. 30, 2012 Sok Partners [Member]	Sep. 30, 2012 Sok Partners [Member]	Dec. 31, 2011 Sok Partners [Member] Subsequent Event [Member]	Dec. 31, 2011 Dr Herschkowitz [Member]	Dec. 20, 2011 Dr Herschkowitz [Member]	Dec. 31, 2011 Dr Herschkowitz [Member] Subsequent Event [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Sep. 30, 2012 Minimum [Member] Subsequent Event [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Sep. 30, 2012 Maximum [Member] Subsequent Event [Member]
Debt Instrument, Increase (Decrease) for Period, Net							$ 373,000
Proceeds from Issuance of Private Placement																280,000				204,000
Expected Future Investment From Private Investor																																					175,000						475,000
Percentage Of Royalty To Be Paid On Patent														4.00%
Payments Made To Acquire Patent														75,000
Research and Development Expense						4,800	0	0	4,800	0	0	10,000	100,000
Compensation For Product Development, Rate Per Hour													95
Stock Issued During Period, Shares, Share-based Compensation, Gross																					150,000
Equity Issuance Per Share Amount	$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65						$ 1.67				$ 1.67			$ 1.67			$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													2 years 6 months								5 years											2 years	2 years	2 years	2 years	2 years 6 months		6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	7 years 6 months
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date																					Jun. 30, 2013
Stock Issued During Period, Value, Share-based Compensation, Gross																					28,060
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate													1.37%								3.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate													63.00%								59.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%		0.00%	0.00%	0.00%	0.00%							0.00%
Change In Control Of Entity, Description														Should there be a change in control of the Company (defined as greater than 50% of the Company''''s outstanding stock or substantially all of its assets being transferred to one independent person or entity).
Payments Made To Patent Inventor, If Change In Control Occurs, In Year One														2,000,000
Payments Made To Patent Inventor, If Change In Control Occurs, In Year Two														1,000,000
Payments Made To Patent Inventor, If Change In Control Occurs, In Year Three														500,000
Payments Made To Patent Inventor, If Change In Control Occurs, After Year Three														0
Convertible Notes Payable						67,000			67,000								67,000
Debt Instrument, Convertible, Conversion Amount																							8,500
Proceeds From Issuance Of Equity One																	4,360,000
Proceeds from Issuance of Debt		16,800	32,000	200,000	100,000												2,208,000
Proceeds From Issuance Of Equity Two																	1,153,000
Proceeds from Convertible Debt											156,243						525,000
Advertising Expense						0	0	0	0	1,100
Warrants Exercise Price Private Placement																						$ 0.15
Warrants Issued In Private Placement																						2,500,000
Convertible Debt		605,000									533,000	605,000			533,000							300,000
Additional Equity																																	3,000,000						5,000,000
Unable To Raise Additional Capital											500,000
Members' Equity		1,154,000										1,154,000
Other Additional Capital																																300,000						600,000
Convertible Note Percentage																						8.00%						20.00%	20.00%		20.00%
Convertible Note Due Date																												August 2012			20-Jun-12
Notes Payable						100,000			100,000		98,659				98,659		100,000											600,000		225,000	240,000
Debt Instrument, Convertible, Effective Interest Rate						24.00%					24.00%
Advance Under Note											84,657				84,657									300,000	300,000	300,000	300,000	300,000
Cash Advance Net Of Interest											60,000				60,000				60,000
Debt Instrument, Convertible, Conversion Price						$ 0.065			$ 0.065		$ 0.35				$ 0.35		$ 0.065											$ 0.065
Common stock, par value (in dollars per share)		$ 0.01				$ 0.01			$ 0.01		$ 0.01	$ 0.01			$ 0.01		$ 0.01			$ 0.01								$ 0.065
Stock Issued During Period, Shares, New Issues												4,552,862																4,615,385			1,546,667
Stock Transferred On Default Of Note																													7,500,000		7,500,000
Stock Issued During Period, Value, Conversion of Units						600,000																92,000
Stock Issued During Period, Shares, Conversion of Units																						1,647,048				4,615,385	42,700,000
Shares Issued Related Party Transactions Three									1,562,430													1,562,430
Sale of Stock, Price Per Share																				$ 0.07
Exercise Price Per Share																				$ 0.15
Stockholders' Equity, Period Increase (Decrease)									$ 438,000